Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018
Related Party Transaction
Drydocking supervision fee	$ 47	$ 211
KNOT [Member]
Related Party Transaction
Drydocking supervision fee	$ 47	187
KOAS [Member]
Related Party Transaction
Drydocking supervision fee		$ 24